Equity (Preferred Shares Outstanding) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member]	Dec. 31, 2018 $ / shares
DP&L Series A [Member]
Temporary Equity [Line Items]
Temporary Equity, Preferred Stock Rate	3.75%
Temporary Equity, Redemption Price Per Share	$ 102.50
DP&L Series B [Member]
Temporary Equity [Line Items]
Temporary Equity, Preferred Stock Rate	3.75%
Temporary Equity, Redemption Price Per Share	$ 103.00
DP&L Series C [Member]
Temporary Equity [Line Items]
Temporary Equity, Preferred Stock Rate	3.90%
Temporary Equity, Redemption Price Per Share	$ 101.00